Loss per Share Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (60)	$ 1,685	$ (83)		$ (464)
Weighted Average Number of Shares Outstanding, Basic	47,989,000	100	48,015,685		100
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0		0
Weighted Average Number of Shares Outstanding, Diluted	47,989,000	100	48,015,685		100
Earnings Per Share, Basic	$ (1.25)	$ 16,850,000	$ (1.73)	$ 16,850,000	$ (4,640,000.00)
Earnings Per Share, Diluted	$ (1.25)	$ 16,850,000	$ (1.73)	$ 16,850,000	$ (4,640,000.00)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	181,869		0